Acquisitions and Dispositions (Dominion Energy Gas Restructuring) (Narrative) (Detail)	Sep. 30, 2019
Cove Point, DECG And Dominion Energy Questar Pipeline [Member]
Business Acquisition And Dispositions [Line Items]
Percentage Of Controlling Ownership	75.00%
White River Hub [Member]
Business Acquisition And Dispositions [Line Items]
Minority Interest Ownership Percentage By Parent	50.00%
Iroquois [Member]
Business Acquisition And Dispositions [Line Items]
Minority Interest Ownership Percentage By Parent	25.93%
Cove Point [Member]
Business Acquisition And Dispositions [Line Items]
Minority Interest Ownership Percentage By Noncontrolling Owners	25.00%